Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 1,323,537	$ 1,010,099
Revenue	1,322,581	1,008,501
Turkiye
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	624,288	474,322
Revenue	623,389	475,349
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	473,037	346,315
Revenue	473,037	346,315
Greece
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	226,212	189,462
Revenue	226,155	186,837
Gold revenue - doré
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	890,813	646,306
Gain (loss) on revaluation of derivatives in trade receivables - gold	(2,926)	1,463
Gold revenue - doré | Turkiye
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	419,707	301,692
Gain (loss) on revaluation of derivatives in trade receivables - gold	(899)	1,027
Gold revenue - doré | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	471,106	344,614
Gain (loss) on revaluation of derivatives in trade receivables - gold	0	0
Gold revenue - doré | Greece
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Gain (loss) on revaluation of derivatives in trade receivables - gold	(2,027)	436
Gold revenue - concentrate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	342,522	277,377
Gold revenue - concentrate | Turkiye
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	194,344	165,087
Gold revenue - concentrate | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Gold revenue - concentrate | Greece
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	148,178	112,290
Silver revenue - doré
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,739	4,816
Silver revenue - doré | Turkiye
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,808	3,115
Silver revenue - doré | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,931	1,701
Silver revenue - doré | Greece
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Silver revenue - concentrate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	39,891	37,036
Silver revenue - concentrate | Turkiye
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,429	4,428
Silver revenue - concentrate | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Silver revenue - concentrate | Greece
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	33,462	32,608
Lead concentrate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	19,574	25,456
Lead concentrate | Turkiye
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Lead concentrate | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Lead concentrate | Greece
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	19,574	25,456
Zinc concentrate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	24,998	19,108
Zinc concentrate | Turkiye
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Zinc concentrate | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Zinc concentrate | Greece
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	24,998	19,108
Other Metals
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gain (loss) on revaluation of derivatives in trade receivables - gold	1,970	(3,061)
Other Metals | Turkiye
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gain (loss) on revaluation of derivatives in trade receivables - gold	0	0
Other Metals | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gain (loss) on revaluation of derivatives in trade receivables - gold	0	0
Other Metals | Greece
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gain (loss) on revaluation of derivatives in trade receivables - gold	$ 1,970	$ (3,061)